Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

22. Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is Mr. Rui Chen, the Chairman of the Board of Directors and CEO.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

Substantially the majority of the Group’s revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.